Long-Term Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions				12 Months Ended
	May 08, 2020 CAD ($)	Feb. 04, 2020 CAD ($)	Jul. 23, 2019 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2021 EUR (€)	Jan. 31, 2020 EUR (€)	Jul. 23, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs				$ 12.7			$ 0.0
Research and development expense				242.3			238.4
Unamortized Transaction Costs				$ 29.5			$ 6.0
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of term facility											$ 335.0
Transaction costs			$ 6.5
Percentage of minimum repayment of borrowings				0.25%	0.25%	0.25%
Repayment of borrowings				$ 20.2	$ 15.2
Term facility [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Term facility principal amount											$ 1,235.0
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €									€ 92.6	€ 29.7
Term loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				Dec. 2021	Dec. 2021	Dec. 2021	June 2020	June 2020
Borrowings, interest rate				0.75%			0.75%		0.75%	0.75%
Term loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				Dec. 2030	Dec. 2030	Dec. 2030	Dec. 2030	Dec. 2030
Borrowings, interest rate				1.60%			1.65%		1.60%	1.65%
Term loans [member] | Austrian government programs [member
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount				$ 13.1			$ 17.2		€ 8.9	€ 11.5
Loan interest maturity description				interest rates between 0.80% and 1.12% and maturities between December 2024 and December 2030.	interest rates between 0.80% and 1.12% and maturities between December 2024 and December 2030.	interest rates between 0.80% and 1.12% and maturities between December 2024 and December 2030.	interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030.	interest rates at 0.95% (1.12% starting in July 2024) or at Euribor three-months plus 0.99% with a floor at 1.00% and maturities between March 2024 and December 2030.
Research and development expense				$ 1.5		€ 1.0	$ 2.9	€ 1.9
Term loans [member] | Austrian government COVID-19 program [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date				December 2024	December 2024	December 2024
Repayment of borrowings				$ 30.9		€ 20.0
Outstanding nominal amount				116.2					€ 75.0
Grant recognized between fair value of the term loans at inception and the cash received				$ 7.6		€ 4.9
Term loans [member] | Austrian government COVID-19 program [Member] | First year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.45%					1.45%
Term loans [member] | Austrian government COVID-19 program [Member] | Second year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.90%					1.90%
Term loans [member] | Austrian government COVID-19 program [Member] | Third year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.80%					2.80%
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
LIBOR floor rate				0.00%	0.00%	0.00%
Term facility B-1 [member] | Single Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of term facility		$ 335.0
Reduction in cost of borrowing percentage		0.50%
Transaction costs		$ 6.7
Unamortized Transaction Costs		$ 6.0
Term facility B-1 [member] | Single Tranche [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2025
Term facility B-1 [member] | Single Tranche [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2027
Term facility B-1 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%					2.00%
Term facility B-1 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.00%					1.00%
Term facility B-1 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.00%					1.00%
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027
Transaction costs	$ 35.2
LIBOR floor rate				1.00%	1.00%	1.00%
Increased amount of borrowings	$ 600.0
Term facility B-2 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				5.00%					5.00%
Term facility B-2 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.00%					4.00%
Term facility B-2 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.00%					4.00%